Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Salary and benefits	$ 1,771	$ 1,995	$ 1,691
Subcontractors	9,357	8,182	8,138
Cost of revenues from development services	$ 11,128	$ 10,177	$ 9,829